FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Restricted cash and investments	$ 1,955	$ 2,046
Restricted cash and investments, fair value	1,955	2,046
Financial liabilities:
Term Loans, fair value	9,886	12,963
Term Loans	$ 10,067	$ 13,422